Inventories	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Inventories
5.          Inventories:
As of June 30, 2025 and December 31, 2024, inventories amounted to $1,751 and $1,693, respectively, in the accompanying unaudited interim condensed consolidated balance sheets related to lubricants.